SEGMENTS - Schedule Of Relationship between Customer Assets and Loans and Advances (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Assets
Customer balances (gross)	£ 238,906	£ 200,556
Loan loss allowance	(804)	(730)
Customer balances (net)	238,102	199,826
Accrued interest	841	737
Other items	66	360
Net loans and advances to customers	244,171	205,966
Liabilities
Customer balances (gross)	227,230	190,174
Customer balances (net)	227,230	190,174
Accrued interest	1,024	932
Other items	80	(365)
Deposits by customers	230,055	192,331
Intercompany balances (including joint ventures)
Assets
Intercompany balances (including joint ventures)	5,162	5,043
Liabilities
Intercompany balances (including joint ventures)	£ 1,721	£ 1,590